Fair value of financial assets and liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial assets
Cash and cash equivalents	¥ 3,188	¥ 21,717	¥ 96,791	¥ 65,741
Loan receivables	579,654	791,390
Financial liabilities
Loans payable	226,370	200,470
Carrying amount [Member]
Financial assets
Cash and cash equivalents	3,188	21,717
Loan receivables	579,654	791,390
Total Financial Assets	582,842	813,107
Financial liabilities
Loans payable	200,417	226,370
Fair value [Member]
Financial assets
Cash and cash equivalents	3,188	21,717
Loan receivables	578,063	826,036
Total Financial Assets	582,842	847,753
Financial liabilities
Loans payable	¥ 203,837	¥ 231,810